Trade and other receivables (Tables)	12 Months Ended
Nov. 30, 2020
Text Block [Abstract]
Summary of detailed information about trade and other receivables

	2020	2019

Trade receivables	$10,947	$9,538

Sales tax receivable	407	253

Other receivables	1,076	325

	$12,430	$10,116